Stock Based Compensation Nonvested Shares and Other (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Long-Term Incentive Plan, deferred compensation description
Deferred compensation arrangement description	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Nonvested stock units, begin of period - Number of shares	752,000
Granted number of shares	346,000
Vested number of shares	(189,000)
Forfeited number of shares	(64,000)
Nonvested stock units, end of period - Number of shares	845,000	752,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 42.69
Granted weighted average grant date fair value	$ 49.35	$ 42.21	$ 33
Vested weighted average grant date fair value	$ 55.93
Forfeited weighted average grant date fair value	$ 42.48
Nonvested stock units - end of period weighted average grant date fair value	$ 42.48	$ 42.69
Fair value of vested stock units	$ 9.5	$ 4.7	$ 4.2
Common Shares | 2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value	$ 48.72	$ 40.76	$ 33.58
Fair value of vested stock units	$ 0.1	$ 0.4	$ 0.1
Common Shares | Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	6,600	9,000	5,200